REGULATORY FRAMEWORK (Details Narrative) - USD ($) $ in Millions	1 Months Ended					12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Feb. 25, 2022	Dec. 31, 2022	Dec. 31, 2021
Regulatory Framework
Power capacity term						15 years
Percentage of commitment capacity						85.00%
Net power capacity term						5 years
Percentage of remuneration power capacity						35.00%	15.00%
Percentage of spot remuneration values modified				20.00%
Percentage of economic transaction	28.00%	25.00%	10.00%
Percentage of remuneration					25.00%
Percentage of increase remuneration					23.00%
Asessed tax							$ 100
Taxable income			$ 300			$ 300
Prepayment paid			$ 1,863			1,863
Purchase investment property						$ 30,000